Inventories	6 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Note 5 - Inventories

	December 31, 2015	June 30, 2015
	(Unaudited)	(Audited)

Finished goods	$4,476,068	$6,213,300
Raw materials	6,485,974	3,538,296

	$10,962,042	$9,751,596

The cost of inventories recognized as an expense and included in cost of sales amounts to $17,149,858, $79,581,158 and $59,097,269 for the six months ended December 31, 2015, 2014 and 2013, respectively.